UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2633

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME

(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)
Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2004

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Item 1. Schedule of Investments.
CALVERT FIRST GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

	PRINCIPAL
TAXABLE VARIABLE RATE DEMAND NOTES - 48.4%	AMOUNT	VALUE
Overseas Private Investment Corp., 1.86%, 11/15/13, GA: U.S. Government (r)	$ 17,209,302	$ 17,209,302
Post Apartment Homes LP, 1.84%, 7/15/29, CA: FNMA (r)	36,525,000	36,525,000
Rural Electric Coop Grantor Trust Certificates, 1.84%, 12/15/17, TOA: JP Morgan Chase Bank (r)	37,930,000	37,930,000

Total Taxable Variable Rate Demand Notes (Cost $91,664,302)		91,664,302

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 51.5%
Fannie Mae:
1.375%, 2/18/05	5,000,000	5,000,000
1.645%, 4/15/05 (r)	5,000,000	4,998,754
Federal Farm Credit Bank:
1.741%, 6/10/05 (r)	5,000,000	5,000,000
1.58625%, 10/4/06 (r)	5,000,000	4,996,698
Federal Farm Credit Discount Notes, 8/16/05	1,000,000	981,658
Federal Home Loan Bank:
1.30%, 2/23/05	1,000,000	1,000,000
1.40%, 4/1/05	2,500,000	2,500,000
1.30%, 4/11/05	2,500,000	2,500,000
1.30%, 4/27/05	5,000,000	5,000,000
1.56%, 5/13/05	2,000,000	2,000,000
1.55%, 5/23/05	1,000,000	1,000,000
1.679%, 9/16/05 (r)	5,000,000	4,998,424
Federal Home Loan Bank Discount Notes, 10/1/04	45,200,000	45,200,000
Freddie Mac:
3.25%, 11/15/04	2,500,000	2,505,551
1.5375%, 10/7/05 (r)	4,000,000	4,001,028
Freddie Mac Discount Notes:
3/28/05	1,000,000	990,704
6/30/05	5,000,000	4,927,467

Total U.S. Government Agencies and Instrumentalities (Cost $97,600,284)		97,600,284

TOTAL INVESTMENTS (Cost $189,264,586) - 99.9%		189,264,586
Other assets and liabilities, net - 0.1%		130,120
NET ASSETS - 100%		$ 189,394,706

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
CA: Collateral Agreement
FNMA: Fannie Mae
GA: Guaranty Agreement
LP: Limited Partnership
TOA: Tender Option Agreement

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert First Government Money Market Fund (the "Fund"), the only series of First Variable Rate Fund for Government Income, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers three classes of shares of beneficial interest. A fourth class of shares (Class T) ceased operations on May 23, 2003. Class O shares are sold to the public, with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. Class B shares may be purchased only by exchange from Class B shares of other Calvert Group Funds. Class B shares are sold without a front-end sales charge at the time of purchase, but may be subject to a deferred sales charge upon redemption of the Fund in which the Class B shares were originally purchased. Class C shares may be purchased only by exchange from Class C shares of another Calvert Group Fund. Class C shares are sold without a front-end sales charge at the time of purchase. They may be subject to a deferred sales charge if they are redeemed within one year after purchase of the Class C shares in the original Fund. Class
B and C shares have higher expenses than Class O shares, including Distribution Plan expenses. Class O shares are not subject to a Distribution Plan. Class T shares were sold to investors with brokerage accounts at The Advisors Group, Inc. Class T shares were sold with no front-end sales charge at the time of purchase and no back-end load when they were redeemed, and were subject to Distribution Plan expenses.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually.
Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME

By: /s/ Barbara Krumsiek
 Barbara Krumsiek
President -- Principal Executive Officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara Krumsiek
 Barbara Krumsiek
President -- Principal Executive Officer

Date: November 24, 2004

/s/ Ronald Wolfsheimer
 Ronald Wolfsheimer
Treasurer -- Principal Financial Officer

Date: November 24, 2004

EX-99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Barbara Krumsiek, certify that:

1. I have reviewed this report on Form N-Q of First Variable Rate Fund for Government Income;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly represent in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 24, 2004

/s/ Barbara Krumsiek
Barbara Krumsiek
President -- Principal Executive
Officer

EX-99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Ronald Wolfsheimer, certify that:

1. I have reviewed this report on Form N-Q of First Variable Rate Fund for Government Income;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly represent in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 24, 2004

/s/ Ronald Wolfsheimer
Ronald Wolfsheimer
Treasurer -- Principal Financial
Officer